LEASES	12 Months Ended
Sep. 30, 2024
Leases
LEASES

NOTE 11 – LEASES

The Company has an operating lease for office space. The lease agreement does not specify an explicit interest rate and the interest rate implicit in the lease is not readily determinable. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Best Lending Rate (“BLR”) 5.875% plus Margin 1.500% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 7.375%.

As of September 30, 2024 and 2023, the right-of-use assets totalled $154,254, and $325,153, respectively.

As of September 30, 2024 and 2023, lease liabilities consist of the following:

	September 30, 2024	September 30, 2023

Operating lease liabilities – current portion	$154,254	$172,066
Operating lease liabilities – non-current portion	-	153,043
Total	$154,254	$325,109

During the year ended September 30, 2024, 2023 and 2022, the Company incurred total operating lease expenses of $172,603, $171,339 and $170,349, respectively.

Other lease information is as follows:

	September 30, 2024	September 30, 2023

Weighted-average remaining lease term – operating leases	10 months	22 months
Weighted-average discount rate – operating leases	7.375%	7.375%

The following is a schedule of future minimum payments under operating leases as of September 30, 2024:

September 30,
2024

Year ending September 30, 2025	159,345
Total undiscounted lease obligations	159,345
Less: imputed interest	(5,091)
Lease liabilities recognized in the consolidated balance sheet	$154,254

QMMM HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED SEPTEMBER 30, 2024 AND 2023

(Stated in US Dollars)

NOTE 11 – LEASES (CONTINUED)

The following table represents the cash lease payments included in the measurement of lease liabilities for the years ended September 30, 2024 and 2023.

	For the year ended September 30,
	2024	2023

Cash paid for amounts included in the measurement of lease liabilities	$190,257	$182,285